Research and development expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Research and Development Expense [Line Items]
Research and development expenses	€ 94,958	€ 98,814	€ 81,488
Impairment		1,476
Licences
Disclosure of Research and Development Expense [Line Items]
Impairment		1,500
Third-party services
Disclosure of Research and Development Expense [Line Items]
Research and development expenses	64,640	61,943	54,810
Personnel expenses
Disclosure of Research and Development Expense [Line Items]
Research and development expenses	24,485	29,023	20,532
Legal, consulting and patent expenses
Disclosure of Research and Development Expense [Line Items]
Research and development expenses	1,357	1,177	1,301
Cost of materials
Disclosure of Research and Development Expense [Line Items]
Research and development expenses	1,349	2,138	2,152
Amortization and depreciation
Disclosure of Research and Development Expense [Line Items]
Research and development expenses	1,109	2,639	1,057
Other expenses
Disclosure of Research and Development Expense [Line Items]
Research and development expenses	€ 2,018	€ 1,894	€ 1,636